Assets subject to lien and assets acquired through foreclosures - Assets subjected to lien (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Collateral [Abstract]
Threshold Limit Of Pledged Amount	₩ 339	₩ 522